Supplemental Cash Flow Information (Tables)	12 Months Ended
May 31, 2014
Supplemental Cash Flow (Tables) [Abstract]
Supplemental Cash Flow Table
	2014	2013	2012
Cash payments for:
Interest (net of capitalized interest)	$131	$80	$52

Income taxes	$820	$687	$403
Income tax refunds received	(54)	(219)	(146)
Cash tax payments, net	$766	$468	$257